Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Operating Lease by lessee	$ 5,369	$ 5,664	$ 7,558
Less Than 1 year [Member]
Statement [Line Items]
Operating Lease by lessee	292	220	278
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	1,538	1,273	1,594
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	$ 3,539	$ 4,171	$ 5,686